Fair Values - Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial assets:
Cash and money market instruments	$ 237,699	$ 147,030
Investment securities	1,445,405	1,363,668
Mortgage loans held for sale	5,264	1,666
Impaired loans carried at fair value	16,963	33,819
Mortgage IRLCs	70	61
Other loans	4,757,461	4,531,680
Loans receivable, net	4,779,758	4,567,226
Financial liabilities:
Non-interest bearing checking accounts	1,269,296	1,193,553
Interest bearing transaction accounts	1,122,079	1,145,525
Savings accounts	1,325,445	1,124,994
Time Deposits, Fair Value	1,422,885	1,331,129
Other	1,269	1,263
Total deposits	5,140,974	4,796,464
Short-term borrowings	276,980	242,029
Long-term debt	827,500	860,963
Subordinated debentures/notes	42,995	83,140
Fair value swap
Derivative financial instruments:
Swaps, fair value	226	135
Carrying value
Financial assets:
Cash and money market instruments	237,699	147,030
Investment securities	1,442,477	1,358,327
Mortgage loans held for sale	5,264	1,666
Impaired loans carried at fair value	16,963	33,819
Mortgage IRLCs	70	61
Other loans	4,753,033	4,525,491
Loans receivable, net	4,775,330	4,561,037
Financial liabilities:
Non-interest bearing checking accounts	1,269,296	1,193,553
Interest bearing transaction accounts	1,122,079	1,145,525
Savings accounts	1,325,445	1,124,994
Time Deposits, Fair Value	1,409,911	1,324,659
Other	1,269	1,263
Total deposits	5,128,000	4,789,994
Short-term borrowings	276,980	242,029
Long-term debt	786,602	810,541
Subordinated debentures/notes	45,000	80,250
Carrying value | Fair value swap
Derivative financial instruments:
Swaps, fair value	226	135
Level 1
Financial assets:
Cash and money market instruments	237,699	147,030
Investment securities	1,922	1,900
Impaired loans carried at fair value		0
Mortgage IRLCs	0	0
Loans receivable, net	0	0
Financial liabilities:
Non-interest bearing checking accounts	1,269,296	1,193,553
Interest bearing transaction accounts	1,122,079	1,145,525
Savings accounts	1,325,445	1,124,994
Other	1,269	1,263
Total deposits	3,718,089	3,465,335
Level 2
Financial assets:
Investment securities	1,442,708	1,361,009
Mortgage loans held for sale	5,264	1,666
Impaired loans carried at fair value		0
Mortgage IRLCs	70	61
Loans receivable, net	5,334	1,727
Financial liabilities:
Time Deposits, Fair Value	1,422,885	1,331,129
Total deposits	1,422,885	1,331,129
Short-term borrowings	276,980	242,029
Long-term debt	827,500	860,963
Subordinated debentures/notes	42,995	83,140
Level 3
Financial assets:
Investment securities	775	759
Impaired loans carried at fair value	16,963	33,819
Mortgage IRLCs	0	0
Other loans	4,757,461	4,531,680
Loans receivable, net	4,774,424	4,565,499
Financial liabilities:
Total deposits	0	0
Level 3 | Fair value swap
Derivative financial instruments:
Swaps, fair value	226	135
Available-for-sale Securities [Member]
Financial assets:
Accrued interest receivable	4,048	4,840
Available-for-sale Securities [Member] | Carrying value
Financial assets:
Accrued interest receivable	4,048	4,840
Available-for-sale Securities [Member] | Level 2
Financial assets:
Accrued interest receivable	4,048	4,840
Loans
Financial assets:
Accrued interest receivable	13,629	13,495
Loans | Carrying value
Financial assets:
Accrued interest receivable	13,629	13,495
Loans | Level 3
Financial assets:
Accrued interest receivable	13,629	13,495
Deposits
Financial liabilities:
Accrued interest payable	1,125	1,366
Deposits | Carrying value
Financial liabilities:
Accrued interest payable	1,125	1,366
Deposits | Level 1
Financial liabilities:
Accrued interest payable	14	16
Deposits | Level 2
Financial liabilities:
Accrued interest payable	1,111	1,350
Borrowings
Financial liabilities:
Accrued interest payable	1,426	1,535
Borrowings | Carrying value
Financial liabilities:
Accrued interest payable	1,426	1,535
Borrowings | Level 1
Financial liabilities:
Accrued interest payable	3	4
Borrowings | Level 2
Financial liabilities:
Accrued interest payable	$ 1,423	$ 1,531